SCHEDULE OF AGGREGATE PURCHASE PRICE (Details)	12 Months Ended
May 31, 2021 USD ($)
The Simplicity Esports L L C [Member]
Business Acquisition [Line Items]
Total	$ 6,090,000
The Simplicity Esports L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Total	6,090,000
P L A Y Live Nation Inc [Member]
Business Acquisition [Line Items]
Total	1,440,000
P L A Y Live Nation Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Total	$ 1,440,000